Expense Example - Simplify Ancorato Target 25 Distribution ETF - Simplify Ancorato Target 25 Distribution ETF	Nov. 13, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271